Deferred revenue - Changes in Deferred Revenue (Details) - ZAR (R)			12 Months Ended
	Oct. 21, 2019	Apr. 11, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year			R 6,430,000,000	R 8,167,000,000	R 6,555,000,000
Deferred revenue advance received	R 1,108,000,000	R 1,751,000,000	468,000,000	771,000,000	2,859,000,000
BTT early settlement payment			0	(787,000,000)	0
Deferred revenue recognised during the period			(847,000,000)	(2,256,000,000)	(2,227,000,000)
Interest charge			309,000,000	349,000,000	352,000,000
Loss on BTT early settlement			0	186,000,000	0
Deferred revenue recognised on acquisition of subsidiary			0	0	628,000,000
Balance at the end of the year			6,360,000,000	6,430,000,000	8,167,000,000
Current portion of deferred revenue			(156,000,000)	(67,000,000)	(1,271,000,000)
Non-current portion of deferred revenue			6,204,000,000	6,363,000,000	6,896,000,000
Marikana
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue recognised during the period			(400,000,000)
Deferred revenue recognised during the period, cash			65,000,000
Deferred revenue recognised during the period, fair value of inventory			403,000,000
Wheaton Precious Metals International
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue recognised during the period			R (447,000,000)	(344,000,000)	(414,000,000)
BTT streaming revenue
Disclosure Of Contract Liabilities [Line Items]
Balance at beginning of the year				607,000,000
Deferred revenue recognised during the period				(19,000,000)	(62,000,000)
Deferred revenue recognised on acquisition of subsidiary						R 628,000,000
Balance at the end of the year					607,000,000
Forward contract | Platinum
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue recognised during the period				(785,000,000)	0
Forward contract | Gold
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue recognised during the period				(1,108,000,000)	R (1,751,000,000)
Western Platinum Limited
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue advance received				R 771,000,000